Note 14. Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
14.	COMMITMENTS AND CONTINGENT LIABILITIES

Commitments

In the normal course of business, the Company has outstanding commitments and contingent liabilities, such as commitments to extend credit and standby letters of credit, which are not included in the accompanying consolidated financial statements.  The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments.  The Company uses the same credit policies in making such commitments as it does for instruments that are included in the consolidated balance sheet.

These commitments were comprised of the following at December 31:

	2011	2010
Commitments to extend credit	$51,258,000	$42,833,000
Standby letters of credit	834,000	1,185,000
Total	$52,092,000	$44,018,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation.  Collateral held varies but may include accounts receivable, inventory, property and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Standby letters of credit generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The fees earned from issuance of letters are recognized at the origination of the coverage period.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The Company’s policy for obtaining collateral, and the nature of such collateral, is essentially the same as that involved in making commitments to extend credit.

The Company has not been required to perform any financial guarantees during the past two years.  The Company has not incurred any losses on its commitments in 2011, 2010 or 2009.

Contingent Liabilities

The Company and its subsidiary are subject to claims and lawsuits which arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position of the Company.